Financial Risk Management - Interest Rate Profile of Interest-bearing Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial instruments by type of interest rate [Line Items]
Financial liabilities	₩ (18,720,683)	₩ (22,104,354)
Fixed rate instruments [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	1,572,658	2,023,710
Financial liabilities	(2,548,213)	(4,722,962)
Total	(975,555)	(2,699,252)
Variable rate instruments [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial liabilities	₩ (10,115,925)	₩ (9,827,152)